Fair Value of Financial Assets and Liabilities - Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities (Detail) - At fair value [member] - Level 3 [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ (13,005)	¥ 141,755
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	24,305	142,828
Net interest income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	1,478	3,757
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	1,078	1,317
Net trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	5,119	12,578
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	10,785	18,871
Net income (loss) from financial assets and liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	(19,513)	125,226
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held	12,442	122,446
Other income (expenses) [Member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses) included in profit or loss	¥ (89)	194
Changes in unrealized gains(losses) included in profit or loss related to assets and liabilities held		¥ 194